Finance Lease Liabilities : Lease payments recognized as an expense from a lessee position (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Lease and sublease payments recognised as expense [Abstract]
Minimum lease payment	₩ 111,530
Contingent rent payment	₩ (18,872)